Subsequent events (Details Narrative) - USD ($) $ / shares in Thousands, $ in Millions	Feb. 16, 2022	Feb. 05, 2022	Jan. 19, 2022	May 14, 2020	Feb. 11, 2019
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				50.10%	100.00%
Orni Pharmacy [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			51.00%
Maayan Haim [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Cann Pharmaceutical Ltd [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Purchase price	$ 35
Price per share	$ 10